BANK AND OTHER BORROWINGS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Feb. 18, 2014 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Property and equipment pledged as collateral		¥ 37,481		¥ 111,728		$ 5,761
Accounts receivable used to secure bank borrowings		13,164		34,850		2,023
Net investment in direct financing leases		72,952		86,250		11,213
Restricted cash		¥ 563,986		¥ 568,494		$ 86,683
Short-term bank borrowings, weighted average interest rate		2.45%		2.72%		2.45%
Proceeds received from long -term bank borrowing		¥ 280,459	$ 43,106	¥ 16,500	¥ 343,301
Loss on debt extinguishment		0	$ 0	0	(36,648)
Equity Method Investments		732,167		210,088		$ 112,532
Construction in Progress, Gross		206,244				31,699
Prepaid Expense		48,273				7,419
International Finance Corporation [Member]
Debt Instrument [Line Items]
Conversion price per ADS | $ / shares	$ 6.90
Long -term bank borrowing	$ 14,149
Principal amount of loan							$ 10,000
Proceeds received from long -term bank borrowing	20,000
Fair value of the bifurcated compound derivative	5,851				¥ 64,804
Principal amount of loan	$ 20,000
Loss on debt extinguishment | ¥		36,648
Line of Credit Entered into by Subsidiary [Member]
Debt Instrument [Line Items]
Net investment in direct financing leases		¥ 24,224		¥ 75,506		$ 3,723
Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Long-term bank and other borrowings, weighted average interest rate		12.16%		7.44%		12.16%
Short Term Bank Credit Lines [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines		¥ 7,485				$ 1,150
Long-term loan agreement [Member] | Gopher [Member]
Debt Instrument [Line Items]
Long -term bank borrowing						24,945
Principal amount of loan | ¥		162,297
Principal amount of loan								$ 25,000
Interest rate (as a percent)								9.00%
Accrued interest		5,523				849
Long-term loan agreement [Member] | Guofu Huimei [Member]
Debt Instrument [Line Items]
Principal amount of loan		¥ 300,000				$ 46,109
Interest rate (as a percent)		15.00%				15.00%